Share based compensation (Details 1)	12 Months Ended
	Dec. 31, 2017 CAD	Dec. 31, 2017 Numberofunits	Dec. 31, 2017	Dec. 31, 2016 CAD Numberofunits
Disclosure of Share based compensation [Abstract]
Balance Beginning | Numberofunits		3,109,915		4,031,302
Exercised		(1,085,681)	1,085,681	(921,387)
Forfeited | Numberofunits		(18,377)
Balance Ending | Numberofunits		2,005,857		3,109,915
Balance Beginning	CAD 5.75			CAD 5.49
Exercised	4.72			4.64
Forfeited	6.82
Balance Ending	CAD 6.30			CAD 5.75